RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using simplified approach (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 274,682,875	$ 343,332,362
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(9,694,456)	(11,855,131)
Trade Receivables And Contract Assets From Individual Customers
Disclosure of financial assets [line items]
Financial assets	5,552,118	4,502,442
Trade Receivables And Contract Assets From Individual Customers | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	507,061	579,263
Trade Receivables And Contract Assets From Individual Customers | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (359,173)	$ (308,190)
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member]
Disclosure of financial assets [line items]
Expected credit loss rate	0.67%	1.24%
Financial assets	$ 4,884,653	$ 3,189,052
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (32,592)	$ (39,473)
Trade Receivables And Contract Assets From Individual Customers | From 31 to 60 days [member]
Disclosure of financial assets [line items]
Expected credit loss rate	7.94%	2.22%
Financial assets	$ 94,105	$ 678,002
Trade Receivables And Contract Assets From Individual Customers | From 31 to 60 days [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (7,471)	$ (15,081)
Trade Receivables And Contract Assets From Individual Customers | From 61 to 90 days [member]
Disclosure of financial assets [line items]
Expected credit loss rate	12.64%	13.42%
Financial assets	$ 66,299	$ 56,125
Trade Receivables And Contract Assets From Individual Customers | From 61 to 90 days [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (8,378)	$ (7,534)
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due
Disclosure of financial assets [line items]
Expected credit loss rate	61.28%	42.49%
Financial assets	$ 507,061	$ 579,263
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	507,061	579,263
Trade Receivables And Contract Assets From Individual Customers | More than 90 days past due | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (310,732)	$ (246,102)